Related party transactions (Details) € in Millions	6 Months Ended
	Sep. 30, 2023 EUR (€)	Sep. 30, 2022 EUR (€)	Sep. 28, 2023 EUR (€)	Sep. 28, 2023 USD ($)	Mar. 31, 2023 EUR (€)
Related party transactions
Interest income	€ 50.0	€ 62.0
Contributions to defined benefit pension	26.0	11.0
Dividends	1,381.0	1,550.0
Short term investments	5,917.0				€ 7,017.0
M-PESA Holding Co. Limited
Related party transactions
Amount of consideration received on sale of a Subsidiary | $				$ 1
Short term investments			€ 1,195.0
Amounts due to customers			€ 1,156.0
Associates
Related party transactions
Sales of goods and services	15.0	11.0
Purchase of goods and services	3.0	65.0
Interest expense		25.0
Trade balances owed (by )	8.0				7.0
Trade balances owed (to)	1.0				1.0
Joint arrangements
Related party transactions
Sales of goods and services	133.0	110.0
Purchase of goods and services	392.0	69.0
Interest income	26.0	22.0
Interest expense	109.0
Trade balances owed (by )	143.0				170.0
Trade balances owed (to)	287.0				329.0
Other balances owed by	1,178.0				980.0
Other balances owed to	5,323.0				€ 5,628.0
Board members and executive committee members
Related party transactions
Dividends	€ 1.0	€ 1.2